Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2024
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 7 – EARNINGS (LOSS) PER SHARE:

	For the six months ended June 30,
	2024	2023
Weighted average of the number of ordinary shares used to calculate basic earnings per share (**)	5,124	3,162

Weighted average of the number of ordinary shares used to calculate diluted earnings per share (**)	5,124	3,162

The loss used in calculation	696	2,326

(**)	Number of shares restated based on the reverse stock split that was effectuated in 2023.